                                                Registration File No.: 33-56239

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
                              Two World Trade Center, New York, New York 10048
LETTER TO THE SHAREHOLDERS January 31, 1996

DEAR SHAREHOLDER:

We are pleased to present the annual report to shareholders of Dean Witter Global Asset Allocation Fund, a mutual fund with the flexibility to invest in any combination of global equities, bonds, and money market instruments. The Fund's management team first seeks out undervalued markets and second, positions the Fund's assets to take advantage of investment opportunities within those markets. This report covers the period since the Fund's inception (February 28, 1995) through January 31, 1996. During this period, the Fund's net assets increased from $16 million on February 28, 1995, to $44 million on January 31, 1996.

For the period under review, Dean Witter Global Asset Allocation Fund performed favorably versus both its peers and the financial markets in general. The Fund produced a total return of 23.89 percent for the period since inception through January 31, 1996, compared to a return of 19.63 percent for the Lipper Global Flexible Portfolio Funds Index and a return of
21.16 percent for the Morgan Stanley Capital International World Index (MSCI World Index). While global equity markets as a whole provided mixed results during this period, fixed income markets throughout the world benefited from lower interest rates, primarily in Germany, Japan, and the United States. The accompanying chart illustrates the growth of a $10,000 investment in the Fund from inception (February 28, 1995) through January 31, 1996, versus a similar investment in the issues that comprise the MSCI World Index and the Lipper Global Flexible Portfolio Funds Index.

THE GLOBAL BACKDROP

In response to the Federal Reserve Board's easing of monetary policy, a continued benign inflation environment and outstanding corporate earnings reports, the U.S. stock and bond markets rallied steadily during the twelve-month period ended January 31, 1996. Globally, however, regional markets posted mixed returns as diverse economic factors led to varied investment results. In Europe, slow but steady economic growth in

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
LETTER TO THE SHAREHOLDERS January 31, 1996, continued

the key markets of the United Kingdom and Germany led to solid equity market returns, while cautious central bankers in both countries reduced interest rates gradually throughout the year.

In Japan, a powerful surge of foreign buying late in 1995 boosted the NIKKEI 225 Index to its highest level in three years. Expectations for an economic recovery, after many years of deterioration, fueled this investment wave. It remains to be seen, however, whether or not Japan's central bank has provided sufficient liquidity to maintain this optimism over the long term. While risks associated with a leveraged banking system and deflationary trends continue, the Japanese economy appears to be heading in the right direction.

The Pacific Rim countries (Malaysia, Singapore, Hong Kong), as well as Australia and New Zealand, continued to enjoy positive economic growth, however, only Hong Kong was able to provide outstanding equity market returns. This region's dependence on China and Japan for sustained capital infusions typically leads to greater volatility within each economy, however the outstanding long-term growth rates of these countries, tied to an efficient, low-wage work force, provides the potential for impressive returns.

Latin America struggled throughout 1995, as a severe recession in Mexico spilled over into other central and South American economies. As the Mexican peso collapsed, recoveries in Brazil, Columbia, Peru and other countries were scrutinized more closely by investors, who often chose to avoid investment in these markets due to this uncertainty. Ironically, the fundamentals in Latin and South America, excluding Mexico, held up quite well throughout 1995, as programs for privatizations, inflation control and overall economic growth continued to proliferate.

THE PORTFOLIO

As of January 31, 1996, the Portfolio's targeted allocation was 74 percent common stocks, 10 percent bonds and 14 percent cash equivalents, continuing our long standing bias

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
                        GROWTH OF $10,000

DATE                     TOTAL         MSCI WORLD IX  LIPPER IX
----                     -----         ------------------------
February 28,1995         $10,000       $10,000         $10,000
January 31, 1996         $11,889 (3)   $12,116         $11,963

                    CUMULATIVE TOTAL RETURNS
                              LIFE OF FUND

                              23.89 (1)
                              18.89 (2)
            Fund          MSCI WORLD IX (4)        LIPPER IX (5)
      -----         -----                    -----
PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS.
________________________________________
(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximumapplicable contingent deferred sales charge (CDSC) (since inception - 5%). See the Fund's currentprospectus for complete details on fees and sales charges.

(3) Closing value after the deduction of a 5% CDSC, assuming a complete redemption on January 31, 1996.

(4) The Morgan Stanley Capital International World Index (MSCI) measures performance for a diverse range of global stock markets including the U.S., Canada, Europe, Australia, New Zealand and the Far East. The index does not include any expenses, fees or charges or reinvestment of dividends.The Index is unmanaged and should not be considered an investment.

(5) The Lipper Global Flexible Portfolio Funds Index is an equally-weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Global Flexible Portfolio Funds objective. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged andshould not be considered an investment. There are currently 10 funds represented in this Index.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
LETTER TO THE SHAREHOLDERS January 31, 1996, continued

toward global equity markets. The equity portfolio's country allocation features overweighted positions (versus a global equity index) in Japan (29 percent of net assets), the Pacific Rim (12 percent), and Latin America (6 percent). Assets allocated to the U.S. (19 percent) and Europe (19 percent) represent underweights versus a global equity index, a position consistent with these market's higher valuations vis-a-vis those represented by our overweighted sectors.

The fixed-income portfolio is invested in both U.S. and European debt instruments, including government and corporate bonds. U.S. Treasury securities of various maturities, German, Danish, British and Italian corporate bonds make up this well diversified portfolio.

The Fund maintains a diversified strategy toward global industries. Among the largest industry groups represented are electronics (Applied Materials, General Electric, Hitachi, Ltd), consumer goods (Maytag, Canon Inc., Hermes Intl.) and financials (BankAmerica, Banco Bilbao).

LOOKING AHEAD

We believe, the balance of 1996 appears well positioned for the continuation of this impressive global bull market in stocks and bonds. Taking into account that corrections may occur from time to time and the inherent uncertainties in predicting the world's markets, the positive fundamentals which have driven this advance appear to be continuing into the spring, including low global inflation, easing monetary policy among the G-7 industrialized nations and large flows of retirement savings moving into investment vehicles such as mutual funds. We expect these trends to continue well into the summer, and thus anticipate that we will maintain our fully invested position in the Fund.

We appreciate your support of Dean Witter Global Asset Allocation Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo
CHARLES A. FIUMEFREDDO
Chairman of the Board

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1996

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  COMMON AND PREFERRED STOCKS AND BONDS (84.7%)
                  ARGENTINA (0.7%)
                  Multi-Industry
          24,600  Compania Naviera Perez Compac S.A.C.F.I.M.F.A.  .................   $ 155,241
                                                                                    -------------
                  Oil & Gas
           4,900  Transportadora de Gas del Sur S.A. (ADR)  .......................      61,863
                                                                                    -------------
                  Oil Related
           2,700  Yacimentos Petroliferos Fiscales S.A. (ADR)  ....................      61,088
                                                                                    -------------
                  Telecommunications
           1,900  Telefonica de Argentina S.A. (ADR)  .............................      60,800
                                                                                    -------------
                  TotaL ARGENTINA  ................................................     338,992
                                                                                    -------------
                  BRAZIL (2.0%)
                  Brewery
         192,000  Companhia Cervejaria Brahma (Pref.)*  ...........................      93,545
                                                                                    -------------
                  Food, Beverage, Tobacco & Household Products
           7,500  Refrigeracao Parana S.A.  .......................................      97,035
                                                                                    -------------
                  Metals & Mining
           1,420  Companhia Vale do Rio Doce S.A. (Pref.)  ........................      60,173
                                                                                    -------------
                  Telecommunications
           3,650  Telecomunicacoes Brasileiras S.A. (ADR)  ........................     203,488
         726,000  Telecomunicacoes de Sao Paulo S.A. (Pref.)*  ....................     133,620
                                                                                    -------------
                                                                                        337,108
                                                                                    -------------
                  Utilities - Electric
          12,000  Centrais Electricas Brasileiras S.A. (ADR)  .....................     180,000
           4,700  Companhia Energetica de Minas Gerais S.A.*
                    (Pref.) (ADR) - 144A**  .......................................     116,913
                                                                                    -------------
                                                                                        296,913
                                                                                    -------------
                  TOTAL BRAZIL  ...................................................     884,774
                                                                                    -------------




SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  CHILE (0.8%)
                  Food, Beverage, Tobacco & Household Products
           2,620  Embotelladora Andina S.A. (ADR)  ................................   $  91,045
                                                                                    -------------
                  Investment Companies
          39,000  The Five Arrows Chile Investment Trust Ltd.  ....................     113,880
                                                                                    -------------
                  Telecommunications
             900  Compania de Telecomunicaciones de Chile S.A. (ADR)  .............      72,113
                                                                                    -------------
                  Utilities - Electric
           3,200  Enersis S.A. (ADR)  .............................................      88,000
                                                                                    -------------
                  TOTAL CHILE  ....................................................     365,038
                                                                                    -------------
                  COLOMBIA (0.2%)
                  Banking
           4,800  Banco Industrial Colombiano S.A. (ADR)  .........................      85,799
                                                                                    -------------
                  DENMARK (1.1%)
                  Banking
           1,750  Den Danske Bank  ................................................     122,104
                                                                                    -------------
                  Foreign Government
DKK          250K Kingdom of Denmark 9.00% due 11/15/00  ..........................      48,724
DKK        1,750K Kingdom of Denmark 7.00% due 12/15/04  ..........................     305,502
                                                                                    -------------
                                                                                        354,226
                                                                                    -------------
                  TOTAL DENMARK  ..................................................     476,330
                                                                                    -------------
                  FINLAND (0.2%)
                  Telecommunications
           1,800  Nokia AB (Series K)  ............................................      70,204
                                                                                    -------------
                  FRANCE (2.5%)
                  Electronics - Semiconductors/Components
           2,100  SGS-Thomson
                  Microelectronics NV*  ...........................................      77,320
                                                                                    -------------

             975  Financial Services Cetelem Group  ...............................     200,308
                                                                                    -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1996, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  Food, Beverage, Tobacco & Household Products
             580  LVMH Moet-Hennessy Louis Vuitton  ...............................  $   129,381
                                                                                    -------------
                  Foreign Government
FRF          600K France (Govt of) 8.50% due 04/25/03  ............................      134,125
FRF          200K France (Govt of) 6.00% due 10/25/25  ............................       33,686
                                                                                    -------------
                                                                                         167,811
                                                                                    -------------
                  Insurance
           3,500  Scor S.A.  ......................................................      110,429
                                                                                    -------------
                  Retail
             280  Carrefour Supermarche  ..........................................      180,196
             666  Castorama Dubois  ...............................................      117,131
                                                                                    -------------
                                                                                         297,327
                                                                                    -------------
                  Textiles
             600  Hermes International  ...........................................      121,622
                                                                                    -------------
                  TOTAL FRANCE  ...................................................    1,104,198
                                                                                    -------------
                  GERMANY (3.3%)
                  Automotive
             315  Volkswagen AG  ..................................................      114,751
                                                                                    -------------
                  Business Services
             810  SAP AG (Pref.)  .................................................      123,795
                                                                                    -------------
                  Foreign Government
DEM          150K Bundesrepublic Deutschland 8.375% due 05/21/01  .................      115,905
DEM          300K Germany (Federal Republic) 8.25% due 09/20/01  ..................      231,205
DEM          250K Germany (Federal Republic) 7.25% due 10/21/02  ..................      184,311
DEM          400K Treuhandanstalt 5.00% due 12/17/98  .............................      275,880
DEM          500K Treuhandanstalt 7.00% due 11/25/99  .............................      366,035
DEM           50K Treuhandanstalt 7.50% due 09/09/04  .............................       37,241
                                                                                    -------------
                                                                                       1,210,577
                                                                                    -------------
                  TOTAL GERMANY  ..................................................    1,449,123
                                                                                    -------------





SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  HONG KONG (6.6%)
                  Banking
          28,000  Hang Seng Bank Ltd.  ............................................   $  270,702
                                                                                    -------------
                  Conglomerates
          38,000  Citic Pacific, Ltd.  ............................................      147,200
         188,000  First Pacific Co. Ltd.  .........................................      238,291
          97,000  Hutchison Whampoa, Ltd.  ........................................      630,425
          30,400  Jardine Matheson Holdings Ltd.  .................................      256,880
          25,000  Swire Pacific Ltd. (Class A)  ...................................      218,258
                                                                                    -------------
                                                                                       1,491,054
                                                                                    -------------
                  Hotels/Motels
         100,000  Shangri-La Asia Ltd.  ...........................................      136,451
                                                                                    -------------
                  Real Estate
          62,000  Cheung Kong (Holdings) Ltd.  ....................................      461,088
         119,000  Hong Kong Land Holdings Ltd.  ...................................      270,130
          29,000  Sun Hung Kai Properties Ltd.  ...................................      275,684
                                                                                    -------------
                                                                                       1,006,902
                                                                                    -------------
                  TOTAL HONG KONG  ................................................    2,905,109
                                                                                    -------------
                  ITALY (1.6%)
                  Foreign Government
ITL       75,000K Italy (Republic of) 10.50% due 11/01/98  ........................       48,573
ITL      440,000K Italy (Republic of) 10.50% due 04/01/00  ........................      287,296
ITL       90,000K Italy (Republic of) 11.00% due 10/01/02  ........................       56,808
ITL      290,000K Italy (Republic of) 10.50% due 09/01/05  ........................      186,958
                                                                                    -------------
                                                                                         579,635
                                                                                    -------------
                  Telecommunications
          60,000  Telecom Italia Mobile SpA  ......................................      108,204
                                                                                    -------------
                  TOTAL ITALY  ....................................................      687,839
                                                                                    -------------
                  JAPAN (29.3%)
                  Automotive
          49,000  Suzuki Motor Co. Ltd.  ..........................................      595,215
                                                                                    -------------
                  Banking
          23,000  Asahi Bank, Ltd.  ...............................................      275,088
          18,000  Mitsubishi Trust & Banking  .....................................      279,200
          15,000  Sanwa Bank, Ltd.  ...............................................      283,125
          22,000  Sumitomo Trust & Banking  .......................................      296,020
                                                                                    -------------
                                                                                       1,133,433
                                                                                    -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1996, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  Building & Construction
          14,000  Kandenko Co., Ltd.  .............................................  $   177,910
          20,000  Nishimatsu Construction Co.  ....................................      231,732
          17,000  Sekisui House Ltd.  .............................................      216,035
                                                                                    -------------
                                                                                         625,677
                                                                                    -------------
                  Chemicals
          50,000  Asahi Chemical Industrial Co Ltd.  ..............................      363,017
          17,000  Shin-Etsu Chemical Co.  .........................................      343,113
          41,000  Teisan K.K.  ....................................................      233,695
                                                                                    -------------
                                                                                         939,825
                                                                                    -------------
                  Electronic & Electrical Equipment
           4,000  Advantest Corp.  ................................................      195,477
          24,000  Canon, Inc.  ....................................................      453,000
          25,000  Hitachi, Ltd.  ..................................................      252,290
           4,000  Kyocera Corp.  ..................................................      283,685
          24,000  Matsushita Electric Industrial Co. Ltd.  ........................      399,177
                                                                                    -------------
                                                                                       1,583,629
                                                                                    -------------
                  Financial Services
          36,000  New Japan Securities*  ..........................................      234,125
          14,000  Nomura Securities Co., Ltd.  ....................................      303,495
           7,400  Promise Co., Ltd.  ..............................................      333,975
                                                                                    -------------
                                                                                         871,595
                                                                                    -------------
                  Gas
          54,000  Osaka Gas Co.  ..................................................      192,748
                                                                                    -------------
                  Health & Personal Care
          13,000  Yamanouchi Pharmaceutical Co.  ..................................      284,245
                                                                                    -------------
                  Insurance
          22,000  Tokio Marine & Fire Insurance Co.  ..............................      275,462
                                                                                    -------------
                  International Trade
          21,000  Mitsubishi Corp.  ...............................................      259,016
                                                                                    -------------
                  Machinery
          19,000  Daifuku Co. Ltd.  ...............................................      260,980
           5,600  Fanuc, Ltd.  ....................................................      244,365
           3,400  Keyence Corp.  ..................................................      365,353
          29,000  Komatsu Ltd.  ...................................................      244,421
          64,000  Mitsubishi Heavy Industries, Ltd.  ..............................      507,719
          54,000  NSK Ltd.  .......................................................      393,572
                                                                                    -------------
                                                                                       2,016,410
                                                                                    -------------




SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  Manufacturing
           6,200  Sony Music Entertainment Inc.  ..................................  $   319,790
                                                                                    -------------
                  Real Estate
          24,000  Mitsubishi Estate Co. Ltd.  .....................................      291,535
          20,000  Mitsui Fudosan Co.  .............................................      237,338
                                                                                    -------------
                                                                                         528,873
                                                                                    -------------
                  Retail
          18,000  Best Denki Co. Ltd.  ............................................      255,654
           5,000  Ito-Yokado Co. Ltd.  ............................................      284,526
          20,000  Joshin Denki  ...................................................      250,420
                                                                                    -------------
                                                                                         790,600
                                                                                    -------------
                  Retail - Specialty
           3,800  Autobacs Seven Co.  .............................................      330,928
                                                                                    -------------
                  Steel & Iron
         136,000  NKK Corp.  ......................................................      387,591
          32,000  Yamato Kogyo Co., Ltd.  .........................................      299,010
                                                                                    -------------
                                                                                         686,601
                                                                                    -------------
                  Telecommunications
              39  Nippon Telegraph & Telephone  ...................................      295,179
                                                                                    -------------
                  Textiles
          23,000  Kuraray Co. Ltd.  ...............................................      242,852
                                                                                    -------------
                  Textiles - Apparel
          13,000  Tokyo Style  ....................................................      208,933
                                                                                    -------------
                  Transportation
              52  East Japan Railway Co.  .........................................      258,494
          41,000  Nippon Yusen Kabushiki  .........................................      229,481
                                                                                    -------------
                                                                                         487,975
                                                                                    -------------
                  Utilities
          14,100  Kyushu Electric Power  ..........................................      322,791
                                                                                    -------------
                  TOTAL JAPAN  ....................................................   12,991,777
                                                                                    -------------
                  MALAYSIA (2.5%)
                  Banking
          17,000  Malayan Banking Berhad  .........................................      152,070
                                                                                    -------------
                  Building & Construction
          38,000  United Engineers Malaysia Berhad  ...............................      246,406
                                                                                    -------------
                  Entertainment
          21,000  Genting Berhad  .................................................      190,312
                                                                                    -------------
                  Gas
          27,000  Petronas Gas Berhad*  ...........................................      101,250


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1996, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  Telecommunications
          78,000  Technology Resources Industries Berhad*  ........................   $  239,180
                                                                                    -------------
                  Utilities
          47,000  Tenaga Nasional Berhad  .........................................      174,415
                                                                                    -------------
                  TOTAL MALAYSIA  .................................................    1,103,633
                                                                                    -------------
                  MEXICO (2.2%)
                  Building & Construction
           7,600  Empresas ICA Soceidad Controladora S.A. de C.V. (ADR)  ..........      102,600
                                                                                    -------------
                  Building Materials
          40,300  Cemex S.A. de C.V. (B Shares)  ..................................      166,183
                                                                                    -------------
                  Conglomerates
          21,500  Grupo Carso S.A. de C.V. (Series A1)*  ..........................      148,104
           3,500  Grupo Industria Alfa S.A. de C.V. (A Shares)  ...................       47,364
                                                                                    -------------
                                                                                         195,468
                                                                                    -------------
                  Food, Beverage, Tobacco & Household Products
          35,500  Fomento Economico Mexicano S.A. de C.V. (B Shares)  .............      101,774
           4,525  Panamerican Beverages, Inc.  ....................................      178,738
                                                                                    -------------
                                                                                         280,512
                                                                                    -------------
                  Retail
          29,000  Cifra S.A. de C.V. (C Shares)*  .................................       36,801
                                                                                    -------------
                  Steel & Iron
           9,000  Tubos de Acero de Mexico S.A. (ADR)*  ...........................       73,125
                                                                                    -------------
                  Telecommunications
           3,000  Telefonos de Mexico S.A. de C.V. (Series L) (ADR)  ..............      101,625
                                                                                    -------------
                  TOTAL MEXICO  ...................................................      956,314
                                                                                    -------------
                  NETHERLANDS (1.7%)
                  Building & Construction
           1,900  Hunter Douglas NV  ..............................................       92,864
                                                                                    -------------
                  Business Services
           2,200  Randstad Holdings NV  ...........................................      100,929
                                                                                    -------------





SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  Insurance
           1,800  Internationale Nederlanden Groep NV  ............................   $  117,337
                                                                                    -------------
                  Publishing
             900  Ver Ned Uitgev NV  ..............................................      133,043
           1,350  Wegener NV  .....................................................      150,990
                                                                                    -------------
                                                                                         284,033
                                                                                    -------------
                  Retail
           3,927  Koninklijke Ahold NV  ...........................................      161,555
                                                                                    -------------
                  Total Netherlands  ..............................................      756,718
                                                                                    -------------
                  PERU (0.2%)
                  Brewery
          67,000  Cerveceria Backus & Johnston S.A.  ..............................      103,842
                                                                                    -------------
                  SINGAPORE (2.5%)
                  Banking
          18,000  Development Bank of Singapore, Ltd.  ............................      254,879
          27,000  Overseas Chinese Banking Corp., Ltd.  ...........................      370,906
                                                                                    -------------
                                                                                         625,785
                                                                                    -------------
                  Conglomerates
          19,000  Keppel Corp., Ltd.  .............................................      178,020
                                                                                    -------------
                  Real Estate
          13,000  City Developments, Ltd.  ........................................      105,319
          54,000  DBS Land Ltd.  ..................................................      213,032
                                                                                    -------------
                                                                                         318,351
                                                                                    -------------
                  TOTAL SINGAPORE  ................................................    1,122,156
                                                                                    -------------
                  SPAIN (1.3%)
                  Banks
           4,000  Banco Bilbao Vizcaya  ...........................................      146,629
                                                                                    -------------
                  Foreign Government
ESP       20,000K Spain (Kingdom of) 12.25% due 03/25/00  .........................      176,721
                                                                                    -------------
                  Gas
             600  Gas Natural SDG S.A.  ...........................................       86,877
                                                                                    -------------
                  Oil Related
           4,500  Repsol S.A.  ....................................................      156,522
                                                                                    -------------
                  TOTAL SPAIN  ....................................................      566,749
                                                                                    -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1996, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  SWEDEN (1.9%)
                  Business Services
          22,000  Assa Abloy AB (Series B)  .......................................  $  192,216
          10,000  Scribona AB (Series "B" Free)  ..................................      96,036
           3,680  Securitas AB (Series "B" Free)  .................................     159,966
                                                                                    -------------
                                                                                        448,218
                                                                                    -------------
                  Foreign Government
SEK        1,200K Sweden (Kingdom of) 13.00% due 06/15/01  ........................     211,395
                                                                                    -------------
                  Machinery
           6,000  Kalmar Industries AB  ...........................................      97,047
                                                                                    -------------
                  Telecommunications
           4,950  Ericsson (L.M.) Telephone Co. AB (Series "B" Free)  .............      99,721
                                                                                    -------------
                  TOTAL SWEDEN  ...................................................     856,381
                                                                                    -------------
                  SWITZERLAND (1.1%)
                  Conglomerates
             160  BBC Brown Boveri AG  ............................................     184,006
                                                                                    -------------
                  Pharmaceuticals
              15  Roche Holdings AG  ..............................................     109,563
             240  Sandoz AG  ......................................................     207,948
                                                                                    -------------
                                                                                        317,511
                                                                                    -------------
                  TOTAL SWITZERLAND  ..............................................     501,517
                                                                                    -------------
                  UNITED KINGDOM (4.0%)
                  Banking
           5,500  HSBC Holdings PLC  ..............................................      92,961
pounds
sterling      50K Midland Bank PLC 7.65% due 05/01/25  ............................      55,725
          10,000  National Westminster Bank PLC  ..................................     100,308
                                                                                    -------------
                                                                                        248,994
                                                                                    -------------
                  Building & Construction
          20,000  Blue Circle Industries PLC  .....................................     104,314
          15,000  Williams Holdings PLC  ..........................................      77,215
                                                                                    -------------
                                                                                        181,529
                                                                                    -------------
                  Electrical Equipment
          17,000  General Electric Co. PLC  .......................................      93,293
                                                                                    -------------
                  Food, Beverage, Tobacco & Household Products
           6,000  Unilever PLC  ...................................................     123,091
                                                                                    -------------





SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  Foreign Government
pounds
sterling      40K United Kingdom Treasury Gilt 8.00% due 12/07/00  ................  $   63,375
pounds
sterling     115K United Kingdom Treasury Gilt 7.75% due 09/08/06 .................     176,638
                                                                                    -------------
                                                                                        240,013
                                                                                    -------------
                  Insurance
          15,000  Prudential Corp. PLC  ...........................................      97,738
                                                                                    -------------
                  Leisure
          10,000  Granada Group PLC  ..............................................     108,396
                                                                                    -------------
                  Oil Related
          17,000  British Petroleum Co. PLC  ......................................     135,956
                                                                                    -------------
                  Pharmaceuticals
          11,000  Glaxo Wellcome PLC  .............................................     159,812
                                                                                    -------------
                  Retail
          30,000  Asda Group PLC  .................................................      47,962
           9,000  Great Universal Stores PLC  .....................................      94,019
                                                                                    -------------
                                                                                        141,981
                                                                                    -------------
                  Telecommunications
          28,000  British Telecommunications PLC  .................................     151,120
                                                                                    -------------
                  Utilities
           7,000  Severn Trent PLC  ...............................................      65,348
                                                                                    -------------
                  TOTAL UNITED KINGDOM  ...........................................   1,747,271
                                                                                    -------------
                  UNITED STATES (19.0%)
                  Aerospace & Defense
           2,800  Boeing Co.  .....................................................     217,350
           7,000  General Motors Corp. (Class H)  .................................     399,000
                                                                                    -------------
                                                                                        616,350
                                                                                    -------------
                  Automotive
           7,000  Ford Motor Co.  .................................................     207,375
                                                                                    -------------
                  Banking
           3,200  BankAmerica Corp.  ..............................................     215,600
           1,900  First Interstate Bancorp  .......................................     293,075
                  First Nationwide Bank
$             50K 10.00% due 10/01/06  ............................................      60,337
          11,000  Roosevelt Financial Group, Inc.  ................................     189,750
                                                                                    -------------
                                                                                        758,762
                                                                                    -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1996, continued

SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  Computer Equipment Manufacturers
           2,200  Cisco Systems, Inc.*  ...........................................    $  182,875
           4,600  Komag Inc.*  ....................................................       133,975
           4,200  Read Rite Corp.*  ...............................................        75,600
           2,900  Stratacom, Inc.  ................................................       216,775
                                                                                    -------------
                                                                                          609,225
                                                                                    -------------
                  Computer Software
           1,650  Microsoft Corp.*  ...............................................       152,418
                                                                                    -------------
                  Computers - Systems
           1,550  International Business Machines Corp.  ..........................       168,562
           5,000  Sun Microsystems, Inc.*  ........................................       229,375
                                                                                    -------------
                                                                                          397,937
                                                                                    -------------
                  Drugs & Healthcare
           3,000  Johnson & Johnson  ..............................................       288,000
           6,000  U.S. Healthcare, Inc.  ..........................................       290,250
                                                                                    -------------
                                                                                          578,250
                                                                                    -------------
                  Electronics
           3,000  Applied Materials, Inc.*  .......................................       111,000
           2,500  General Electric Co.  ...........................................       191,875
                                                                                    -------------
                                                                                          302,875
                                                                                    -------------
                  Entertainment
$             50K Time Warner Entertainment Co. 8.375% due 07/15/33  ..............        53,006
                                                                                    -------------
                  Financial Services
           3,800  Beneficial Corp.  ...............................................       185,725
$             50K PaineWebber Group, Inc. 7.625% due 02/15/14  ....................        50,497
           3,700  Travelers Group, Inc.  ..........................................       243,275
                                                                                    -------------
                                                                                          479,497
                                                                                    -------------
                  Food, Beverage, Tobacco & Household Products
           3,800  Campbell Soup Co.  ..............................................       240,825
           4,600  PepsiCo Inc.  ...................................................       274,275
                                                                                    -------------
                                                                                          515,100
                                                                                    -------------
                  Household Furnishings & Applicances
          11,000  Maytag Corp.  ...................................................       215,875
                                                                                    -------------





SHARES/PRINCIPAL
      AMOUNT                                                                            VALUE
-------------------------------------------------------------------------------------------------
                  Insurance
           5,500  Allstate Corp. (The)  ...........................................   $   239,938
                                                                                    -------------
                  Office Equipment & Supplies
           3,100  Diebold, Inc.  ..................................................        173,212
                                                                                    -------------
                  Oil - International Integrated
           2,800  Exxon Corp.  ....................................................       224,700
           2,800  Texaco, Inc.  ...................................................       226,450
                                                                                    -------------
                                                                                          451,150
                                                                                    -------------
                  Restaurants
           5,200  McDonald's Corp.  ...............................................       261,300
                                                                                    -------------
                  Retail - Specialty
           3,000  Gap, Inc.  ......................................................       141,375
          13,000  Liz Claiborne, Inc.  ............................................       362,375
                                                                                    -------------
                                                                                          503,750
                                                                                    -------------
                  Steel & Iron
          18,000  Bethlehem Steel Corp.*  .........................................       272,250
          10,000  Inland Steel Industries, Inc.  ..................................       286,250
                                                                                    -------------
                                                                                          558,500
                                                                                    -------------
                  Telecommunications
           4,000  Bell Atlantic Corp.  ............................................       275,500
                                                                                    -------------
                  U.S. Government Obligations
$             50K U.S. Treasury Bond 7.50% due 11/15/24  ..........................        59,469
$            225K U.S. Treasury Bond 7.625% due 02/15/25  .........................       272,461
$            150K U.S. Treasury Note 6.625% due 03/31/97  .........................       152,766
$            175K U.S. Treasury Note 6.50% due 04/30/99  ..........................       182,301
$            195K U.S. Treasury Note 6.875% due 08/31/99  .........................       205,756
$             75K U.S. Treasury Note 7.50% due 11/15/01  ..........................        82,981
$            100K U.S. Treasury Note 7.50% due 02/15/05  ..........................       113,266
                                                                                    -------------
                                                                                        1,069,000
                                                                                    -------------
                  TOTAL UNITED STATES  ............................................     8,419,020
                                                                                    -------------
                  TOTAL COMMON AND PREFERRED STOCKS AND BONDS
                  (Identified Cost $33,438,303)  ..................................    37,492,784
                                                                                    -------------

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
PORTFOLIO OF INVESTMENTS January 31, 1996, continued


 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                                                        VALUE
------------------------------------------------------------------------------------------
             SHORT-TERM INVESTMENT (a) (14.1%)
             U.S. GOVERNMENT AGENCY
             Federal Home Loan Mortgage Corp. 5.80% due 02/01/96 (Amortized
$6,250       Cost $6,250,000)  ...............................................  $6,250,000
                                                                               -----------


 CURRENCY
 AMOUNT IN
 THOUSANDS                                                                         VALUE
--------------------------------------------------------------------------------------------
             PURCHASED PUT OPTIONS ON FOREIGN CURRENCY (0.7%)
FRF     550K May 16, 1996/FRF 4.86  ..........................................     28,325
DEM     300K July 17, 1996/DEM 1.50  .........................................      7,110
DEM     165K July 19, 1996/DEM 1.48  .........................................      5,033
NLG     530K July 19, 1996/NLG 1.66  .........................................     14,840
yen  10,000K July 26, 1996/yen 106.56  .......................................    259,000
                                                                               -------------
             TOTAL PURCHASED PUT OPTIONS ON FOREIGN CURRENCY
             (Identified Cost $281,616)  .....................................    314,308
                                                                               -------------


TOTAL INVESTMENTS
(Identified Cost $39,969,919) (b)      99.5%    44,057,092
CASH AND OTHER ASSETS IN EXCESS OF
LIABILITIES .......................     0.5        214,079
                                    --------  ------------
NET ASSETS ........................   100.0%   $44,271,171
                                    ========  ============

------------

   ADR    American Depository Receipt.

   K      In thousands.

   *      Non-income producing security.

   **     Resale is restricted to qualified institutional investors.

   (a) Security was purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.

   (b) The aggregate cost for federal income tax purposes is $39,973,890; the aggregate gross unrealized appreciation is $4,635,143 and the aggregate gross unrealized depreciation is $551,941, resulting in net unrealized appreciation of $4,083,202.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JANUARY 31, 1996:


    CONTRACTS TO       IN EXCHANGE     DELIVERY     UNREALIZED
       RECEIVE             FOR           DATE      APPRECIATION
-------------------  --------------  ----------  --------------
ESP    8,327,106         $65,889       02/01/96        $541
ESP    10,531,250        $83,613       02/02/96         402
                                                 --------------
       Total unrealized appreciation...........        $943
                                                 ==============

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
SUMMARY OF INVESTMENTS January 31, 1996

                                                PERCENT OF
INDUSTRY                             VALUE      NET ASSETS
----------------------------------------------------------
Aerospace & Defense ...........   $   616,350     1.4%
Automotive ....................       917,341     2.1
Banking .......................     3,397,649     7.7
Banks .........................       146,629     0.3
Brewery .......................       197,387     0.4
Building & Construction  ......     1,249,076     2.8
Building Materials ............       166,183     0.4
Business Services .............       672,942     1.5
Chemicals .....................       939,825     2.1
Computer Equipment
 Manufacturers ................       609,225     1.4
Computer Software .............       152,418     0.3
Computer Systems ..............       397,937     0.9
Conglomerates .................     2,048,548     4.6
Drugs & Healthcare ............       578,250     1.3
Electrical Equipment ..........        93,293     0.2
Electronic & Electrical
 Equipment ....................     1,583,629     3.6
Electronics ...................       302,875     0.7
Electronics -
 Semiconductors/Components  ...        77,320     0.2
Entertainment .................       243,318     0.6
Financial Services ............     1,551,400     3.5
Food, Beverage, Tobacco &
 Household Products ...........     1,236,164     2.8
Foreign Currency Put Options  .       314,308     0.7
Foreign Government ............     2,940,378     6.7
Gas ...........................       380,875     0.9
Health & Personal Care ........       284,245     0.6
Hotels/Motels .................       136,451     0.3
Household Furnishings &
 Appliances ...................       215,875     0.5
Insurance .....................       840,904     1.9
International Trade ...........       259,016     0.6
Investment Companies ..........       113,880     0.3
Leisure .......................       108,396     0.2
Machinery .....................     2,113,457     4.8
Manufacturing .................   $   319,790     0.7%
Metals & Mining ...............        60,173     0.1
Multi-Industry ................       155,241     0.4
Office Equipment & Supplies  ..       173,212     0.4
Oil & Gas .....................        61,863     0.1
Oil - International Integrated        451,150     1.0
Oil Related ...................       353,566     0.7
Pharmaceuticals ...............       477,323     1.1
Publishing ....................       284,033     0.6
Real Estate ...................     1,854,126     4.2
Restaurants ...................       261,300     0.6
Retail ........................     1,428,264     3.2
Retail - Specialty ............       834,678     1.9
Steel & Iron ..................     1,318,226     3.0
Telecommunications ............     1,810,754     4.1
Textiles ......................       364,474     0.8
Textiles - Apparel ............       208,933     0.5
Transportation ................       487,975     1.1
U.S. Government & Agency
 Obligations ..................     7,319,000    16.5
Utilities .....................       562,554     1.3
Utilities - Electric ..........       384,913     0.9
                                -------------    -----
                                  $44,057,092    99.5%
                                =============    =====

                                                PERCENT OF
TYPE OF INVESTMENT                 VALUE        NET ASSETS
----------------------------  -------------  ------------
Common Stocks ...............   $32,735,795       74.0%
Corporate Bonds .............       219,565        0.5
Foreign Currency Put Options        314,308        0.7
Preferred Stocks ............       528,046        1.2
Short-Term Investment .......     6,250,000       14.1
U.S & Foreign Government
 Obligations ................     4,009,378        9.0
                              -------------       -----
                                $44,057,092       99.5%
                              =============       =====

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JANUARY 31, 1996

ASSETS:
Investments in securities, at value
 (identified cost $39,969,919) .............   $44,057,092
Foreign cash ...............................         1,494
Receivable for:
  Shares of beneficial interest sold  ......       291,056
  Interest .................................       125,683
  Investments sold .........................        50,000
  Dividends ................................        46,587
  Foreign withholding taxes reclaimed  .....        20,602
Deferred organizational expenses ...........       143,949
Receivable from affiliate ..................       102,743
Prepaid expenses and other assets ..........         4,604
                                             -------------
  TOTAL ASSETS .............................    44,843,810
                                             -------------
LIABILITIES:
Payable for:
  Investments purchased ....................       359,650
  Investment management fee ................        35,663
  Plan of distribution fee .................        33,446
  Shares of beneficial interest repurchased         23,384
Accrued expenses ...........................       120,496
                                             -------------
  TOTAL LIABILITIES ........................       572,639
                                             -------------
NET ASSETS:
Paid-in-capital ............................    39,666,644
Net unrealized appreciation ................     4,084,083
Undistributed net investment income  .......       463,448
Undistributed net realized gain ............        56,996
                                             -------------
  NET ASSETS ...............................   $44,271,171
                                             =============
NET ASSET VALUE PER SHARE,
 3,756,509 shares outstanding (unlimited
 shares authorized of $.01 par value)  .....        $11.79
                                             =============


                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF OPERATIONS
FOR THE PERIOD FEBRUARY 28, 1995* THROUGH JANUARY 31, 1996

NET INVESTMENT INCOME:
INCOME
Interest (net of $2,863 foreign
 withholding tax) ...................................................  $  494,013
Dividends (net of $36,914 foreign withholding tax) ..................     311,203
                                                                      -----------
  TOTAL INCOME ......................................................     805,216
                                                                      -----------
EXPENSES
Investment management fee ...........................................     282,848
Plan of distribution fee ............................................     261,923
Professional fees ...................................................      91,835
Custodian fees ......................................................      51,697
Transfer agent fees and expenses ....................................      37,878
Organizational expenses .............................................      32,698
Shareholder reports and notices .....................................      29,007
Registration fees ...................................................      16,572
Trustees' fees and expenses .........................................         706
Other ...............................................................       7,545
                                                                      -----------
  TOTAL EXPENSES BEFORE AMOUNTS
  WAIVED/REIMBURSED .................................................     812,709
  LESS: AMOUNTS WAIVED/REIMBURSED ...................................    (490,213)
                                                                      -----------
  TOTAL EXPENSES AFTER AMOUNTS
  WAIVED/REIMBURSED .................................................     322,496
                                                                      -----------
  NET INVESTMENT INCOME .............................................     482,720
                                                                      -----------
NET REALIZED AND UNREALIZED GAIN:
Net realized gain on:
  Investments .......................................................   1,174,061
  Foreign exchange transactions .....................................     806,978
                                                                      -----------
  TOTAL GAIN ........................................................   1,981,039
                                                                      -----------
Net unrealized appreciation on:
  Investments .......................................................   4,054,481
  Translation of forward foreign exchange contracts, other assets
   and liabilities denominated in foreign currencies ................      29,602
                                                                      -----------
  TOTAL APPRECIATION ................................................   4,084,083
                                                                      -----------
  NET GAIN ..........................................................   6,065,122
                                                                      -----------
NET INCREASE ........................................................  $6,547,842
                                                                      ===========

---------------
* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL STATEMENTS, continued

STATEMENT OF CHANGES IN NET ASSETS

                                                                   FOR THE PERIOD
                                                                 FEBRUARY 28, 1995*
                                                                      THROUGH
                                                                 JANUARY 31, 1996
--------------------------------------------------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income .........................................     $   482,720
Net realized gain .............................................       1,981,039
Net unrealized appreciation ...................................       4,084,083
                                                                ------------------
  NET INCREASE ................................................       6,547,842
                                                                ------------------
DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income .........................................      (1,130,515)
Net realized gain .............................................        (812,800)
                                                                ------------------
  TOTAL .......................................................      (1,943,315)
                                                                ------------------
Net increase from transactions in shares of beneficial
 interest .....................................................      39,566,644
                                                                ------------------
  TOTAL INCREASE ..............................................      44,171,171
NET ASSETS:
Beginning of period ...........................................         100,000
                                                                ------------------
  END OF PERIOD
  (Including undistributed net investment income of $463,448)       $44,271,171
                                                                ==================

---------------
* Commencement of operations.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1996

1. ORGANIZATION AND ACCOUNTING POLICIES

Dean Witter Global Asset Allocation Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to seek long-term total return on its investments. The Fund seeks to achieve its objective through a managed investment policy utilizing a portfolio of U.S. and foreign equity, debt and money market securities. The Fund was organized as a Massachusetts business trust on October 18, 1994 and had no operations other than those relating to organizational matters and the issuance of 10,000 shares of beneficial interest for $100,000 to Dean Witter InterCapital Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on February 28, 1995.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity security listed or traded on the New York, American or other domestic or foreign stock exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where securities are traded on more than one exchange; the securities are valued on the exchange designated as the primary market by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager or Sub-Advisors that sale and bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); (4) certain portfolio securities may be valued by an outside pricing service approved by the Trustees. The pricing service utilizes a matrix system incorporating security quality, maturity and coupon as the evaluation model parameters, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining what it believes is the fair valuation of the portfolio securities valued by such pricing service; and (5) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1996, continued

mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends from foreign securities which are recorded as soon as the Fund is informed after the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward contracts are translated at the exchange rates prevailing at the end of the period; and
(2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

D. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized foreign currencies gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

E. OPTION ACCOUNTING PRINCIPLES -- When the Fund writes a call option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as a liability which is subsequently marked-to-market to reflect the current market value of the option written. If a written option either expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security or currency and the liability related to

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1996, continued

such option is extinguished. If a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security or currency and the proceeds from such sale are increased by the premium originally received.

When the Fund purchases a call or put option, the premium paid is recorded as an investment and is subsequently marked-to-market to reflect the current market value. If a purchased option expires, the Fund will realize a loss to the extent of the premium paid. If the Fund enters into a closing sale transaction, a gain or loss is realized for the difference between the proceeds from the sale and the cost of the option. If a put option is exercised, the cost of the security or currency sold upon exercise will be increased by the premium originally paid. If a call option is exercised, the cost of the security purchased upon exercise will be increased by the premium originally paid.

F. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the record date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

H. ORGANIZATIONAL EXPENSES -- The Investment Manager paid the organizational expenses of the Fund in the amount of $176,647 which has been reimbursed exclusive of $29,699 which has been absorbed by the Investment Manager. Such expenses have been deferred and are being amortized on the straight-line method over a period not to exceed five years from the commencement of operations.

2. INVESTMENT MANAGEMENT AND SUB-ADVISORY AGREEMENTS

Pursuant to an Investment Management Agreement, the Fund pays a management fee, calculated daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1996, continued

Under the terms of the Agreement, in addition to managing the Fund's investments, the Investment Manager maintains certain of the Fund's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Fund who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Fund.

Under Sub-Advisory Agreements between TCW Funds Management, Inc. and Morgan Grenfell Investment Services Ltd. (the "Sub-Advisors") and the Investment Manager, the Sub-Advisors provide the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for the services provided pursuant to the Sub-Advisory Agreements, the Investment Manager pays each Sub-Advisor monthly compensation equal to 30% of its monthly compensation.

The Investment Manager had undertaken to reimburse all expenses (except for the Plan of Distribution fee and brokerage fees) and waive the compensation provided for in the Agreement until December 31, 1995. At January 31, 1996, included in the statement of assets and liabilities, was a receivable from an affiliate which represents expense reimbursements due to the Fund.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act pursuant to which the Fund pays the Distributor compensation, accrued daily and payable monthly, at an annual rate of 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Fund's shares since the Fund's inception (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Fund's shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or upon which such charge has been waived; or
(b) the Fund's average daily net assets. Amounts paid under the Plan are paid to the Distributor to compensate it for the services provided and the expenses borne by it and others in the distribution of the Fund's shares, including the payment of commissions for sales of the Fund's shares and incentive compensation to, and expenses of, the account executives of Dean Witter Reynolds Inc. ("DWR"), an affiliate of the Investment Manager and Distributor, and other employees or selected dealers who engage in or support distribution of the Fund's shares or who service shareholder accounts, including overhead and telephone expenses, printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders and preparation, printing and

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1996, continued

distribution of sales literature and advertising materials. In addition, the Distributor may be compensated under the Plan for its opportunity costs in advancing such amounts which compensation would be in the form of a carrying charge on any unreimbursed expenses incurred by the Distributor.

Provided that the Plan continues in effect, any cumulative expenses incurred but not yet recovered by the Distributor, may be recovered through future distribution fees from the Fund and contingent deferred sales charges from the Fund's shareholders.

The Distributor has informed the Fund that for the year ended January 31, 1996, it received approximately $76,000 in contingent deferred sales charges from redemptions of the Fund's shares. The Fund's shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended January 31, 1996 aggregated $51,769,177 and $19,495,251, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $2,410,764 and $1,368,043, respectively.

For the year ended January 31, 1996, the Fund incurred brokerage commissions of $7,193 and $606 with DWR and affiliates of Morgan Grenfell Investment Services Ltd., respectively, for portfolio transactions executed on behalf of the Fund.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At January 31, 1996, the Fund had transfer agent fees and expenses payable of approximately $4,000.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                     FOR THE PERIOD
                                                   FEBRUARY 28, 1995*
                                                        THROUGH
                                                    JANUARY 31, 1996
                                              --------------------------
                                                 SHARES        AMOUNT
                                              -----------  -------------
Sold ......................................     4,035,815    $42,743,175
Reinvestment of dividends and distributions        64,960        741,197
                                              -----------  -------------
                                                4,100,775     43,484,372
Repurchased ...............................      (354,266)    (3,917,728)
                                              -----------  -------------
Net increase ..............................     3,746,509    $39,566,644
                                              ===========  =============

---------------
* Commencement of operations.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
NOTES TO FINANCIAL STATEMENTS January 31, 1996, continued

6. FEDERAL INCOME TAX STATUS

As of January 31, 1996, the Fund had permanent book/tax differences attributable to foreign currency gains. To reflect reclassifications arising from permanent book/tax differences for the period ended
January 31, 1996, undistributed net realized gain was charged and undistributed net investment income was credited $1,111,243.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

At January 31, 1996, the Fund had outstanding forward contracts to facilitate settlement of foreign currency denominated portfolio transactions.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

                                             FOR THE PERIOD
                                           FEBRUARY 28, 1995*
                                                 THROUGH
                                            JANUARY 31, 1996
----------------------------------------  ------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period  ...  $    10.00
                                          ------------------
Net investment income ...................        0.17
Net realized and unrealized gain  .......        2.20
                                          ------------------
Total from investment operations  .......        2.37
                                          ------------------
Less dividends and distributions from:
 Net investment income ..................       (0.34)
 Net realized gain ......................       (0.24)
                                          ------------------
Total dividends and distributions  ......       (0.58)
                                          ------------------
Net asset value, end of period ..........  $    11.79
                                          ==================
TOTAL INVESTMENT RETURN+ ................       23.89%(1)
RATIOS TO AVERAGE NET ASSETS:
Expenses ................................        1.14%(2)(3)
Net investment income ...................        1.71%(2)(3)
SUPPLEMENTAL DATA:
Net assets, end of period, in thousands       $44,271
Portfolio turnover rate .................          71%(1)

------------
*    Commencement of operations.
+    Does not reflect the deduction of sales charge.
(1)  Not annualized.
(2)  Annualized.
(3) If the Fund had borne all its expenses, the above annualized expense and net investment loss ratios would have been 2.87% and (0.02%), respectively.

                      SEE NOTES TO FINANCIAL STATEMENTS

DEAN WITTER GLOBAL ASSET ALLOCATION FUND
REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND TRUSTEES
OF DEAN WITTER GLOBAL ASSET ALLOCATION FUND

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dean Witter Global Asset Allocation Fund (the "Fund") at January 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period February 28, 1995 (commencement of operations) through January 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at January 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, New York 10036
March 13, 1996

-------------------------------------------------------------------------------
                     1996 FEDERAL TAX NOTICE (unaudited)

       During the year ended January 31, 1996, 3.83% of the income dividends qualified for the dividends-received-deduction available to corporations.
-------------------------------------------------------------------------------

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Paul Kolton
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer
Sheldon Curtis
Vice President, Secretary and General Counsel
Mark A. Bavoso
Vice President
Thomas F. Caloia
Treasurer

TRANSFER AGENT

Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER

Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

DEAN WITTER
GLOBAL ASSET
ALLOCATION FUND





ANNUAL REPORT
JANUARY 31, 1996